Consolidated Statements Of Stockholders' Equity (USD $)		Total	Capital Stock [Member]	Class B Capital Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]
Stockholders' equity, beginning balance at Dec. 31, 2010		$ 101,628,691	$ 6,330,820	$ 3,701,725	$ 0	$ 102,270,564	$ 0	$ (10,674,418)
Prior period adjustment for equity method investment	[1]	531,634				531,634
Net income		1,590,243				1,590,243
Dividends declared		(3,720,573)				(3,720,573)
Transfer of shares			92,218	(92,218)
Purchase of capital stock		(2,613,932)					(2,613,932)
Retirement of treasury stock			(262,835)			(2,351,097)	2,613,932
Issuance of 105,750 shares with market value $23.50 per share over par		2,749,500	264,375		2,485,125
Change in unrealized appreciation on available-for-sale securities		524,119						524,119
Reclassification adjustment for sale of securities in net income		(3,027,406)						(3,027,406)
Pension and Postretirement current year prior service credit		0
Reclassification adjustment for write-down of securities in net income		247,287						247,287
Pension and Postretirement current year actuarial gain (loss)		(258,705)						(258,705)
Amortization of Pension and Postretirement prior service cost		35,226						35,226
Amortization of Pension and Postretirement loss		956,863						956,863
Stockholders' equity, ending balance at Dec. 31, 2011		98,642,947	6,424,578	3,609,507	2,485,125	98,320,771	0	(12,197,034)
Net income		3,129,785				3,129,785
Dividends declared		(3,692,543)				(3,692,543)
Transfer of shares			65,539	(65,539)
Change in unrealized appreciation on available-for-sale securities		8,493,141						8,493,141
Reclassification adjustment for sale of securities in net income		(2,505,141)						(2,505,141)
Pension and Postretirement current year prior service credit		0
Reclassification adjustment for write-down of securities in net income		0
Pension and Postretirement current year actuarial gain (loss)		(2,402,597)						(2,402,597)
Amortization of Pension and Postretirement prior service cost		34,011						34,011
Amortization of Pension and Postretirement loss		1,202,847						1,202,847
Stockholders' equity, ending balance at Dec. 31, 2012		102,902,450	6,490,117	3,543,968	2,485,125	97,758,013	0	(7,374,773)
Net income		5,442,711				5,442,711
Dividends declared		(3,663,381)				(3,663,381)
Transfer of shares			125,471	(125,471)
Purchase of capital stock		(1,135,555)					(1,135,555)
Retirement of treasury stock			(116,758)			(1,018,797)	1,135,555
Change in unrealized appreciation on available-for-sale securities		2,551,296						2,551,296
Reclassification adjustment for sale of securities in net income		(2,335,296)						(2,335,296)
Pension and Postretirement current year prior service credit		6,055,710						6,055,710
Reclassification adjustment for write-down of securities in net income		0
Pension and Postretirement current year actuarial gain (loss)		3,388,337						3,388,337
Amortization of Pension and Postretirement prior service cost		28,976						28,976
Amortization of Pension and Postretirement loss		1,197,133						1,197,133
Stockholders' equity, ending balance at Dec. 31, 2013		$ 114,432,381	$ 6,498,830	$ 3,418,497	$ 2,485,125	$ 98,518,546	$ 0	$ 3,511,383

[1]	See Note 1(b), "Principles of Consolidation"; Note 4, "Investments"; and Note 13, "Quarterly Financial Information (Unaudited)" of Notes to Consolidated Financial Statements for a discussion of the equity method investment in General Finance Incorporated